UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21629

SPECIAL VALUE EXPANSION FUND, LLC

(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000

SANTA MONICA, CALIFORNIA 90405

(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY

SPECIAL VALUE EXPANSION FUND, LLC

2951 28TH STREET, SUITE 1000

SANTA MONICA, CALIFORNIA 90405

(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:

RICHARD T. PRINS, ESQ.

SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP

FOUR TIMES SQUARE

NEW YORK, NEW YORK 10036

Date of fiscal year end: SEPTEMBER 30, 2013

Date of reporting period: MARCH 31, 2013

ITEM 1.	REPORTS TO STOCKHOLDERS

Semi-Annual Shareholder Report

Special Value Expansion Fund, LLC

(A Delaware Limited Liability Company)

March 31, 2013

Special Value Expansion Fund, LLC

(A Delaware Limited Liability Company)

Semi-Annual Shareholder Report

March 31, 2013

Special Value Expansion Fund, LLC (the “Company”) files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Company’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Company’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A free copy of the Company’s proxy voting guidelines and information regarding how the Company voted proxies relating to portfolio securities during the most recent 12-month period may be obtained without charge on the SEC’s website at http://www.sec.gov or by calling the Company’s advisor, Tennenbaum Capital Partners, LLC, at (310) 566-1000. Collect calls for this purpose are accepted.

Special Value Expansion Fund, LLC

(A Delaware Limited Liability Company)

Portfolio Asset Allocation (Unaudited)

March 31, 2013

Percent of Cash
Industry	and Investments
Communications Equipment Manufacturing	12.5%
Wired Telecommunications Carriers	11.6%
Plastics Product Manufacturing	7.4%
Alumina and Aluminum Production and Processing	6.9%
Semiconductor and Other Electronic Component Manufacturing	5.8%
Oil and Gas Extraction	4.2%
Business Support Services	4.0%
Motion Picture and Video Industries	3.9%
Scheduled Air Transportation	3.5%
Management, Scientific, and Technical Consulting Services	3.0%
Specialty (except Psychiatric and Substance Abuse) Hospitals	2.9%
Gaming Industries	2.7%
Radio and Television Broadcasting	2.1%
Iron and Steel Mills and Ferroalloy Manufacturing	2.0%
Electronic Shopping and Mail-Order Houses	1.7%
Other Financial Investment Activities	1.0%
Data Processing, Hosting, and Related Services	1.0%
Other Electrical Equipment and Component Manufacturing	0.8%
Aerospace Product and Parts Manufacturing	0.3%
Electric Power Generation, Transmission and Distribution	0.1%
Depository Credit Intermediation	0.1%
Home Furnishings Stores	0.1%
Machine Shops; Turned Product; and Screw, Nut and Bolt Manufacturing	0.0%
Other Amusement and Recreation Industries	0.0%
Basic Chemical Manufacturing	0.0%
Cash and Cash Equivalents	22.4%
Total	100.0%

2

Special Value Expansion Fund, LLC

(A Delaware Limited Liability Company)

Statement of Assets and Liabilities (Unaudited)

March 31, 2013

Assets
Investments, at fair value:
Unaffiliated issuers (cost $158,353,234)	$105,429,507
Controlled companies (cost $84,662,818)	33,060,208
Other affiliates (cost $35,730,814)	41,270,792
Total investments (cost $278,746,866)	179,760,507

Cash and cash equivalents	52,022,179
Accrued interest income:
Unaffiliated issuers	1,629,627
Controlled companies	33,232
Other affiliates	270,087
Dividend receivable from affiliated issuer	62,796
Other receivables	112,536
Prepaid expenses and other assets	12,782
Total assets	233,903,746

Liabilities
Credit facility payable, at fair value (principal amount $60,266,000)	62,044,368
Payable for investments purchased	781,984
Management and advisory fees payable	198,267
Payable to the Investment Manager	43,083
Interest payable	35,814
Accrued expenses and other liabilities	556,126
Total liabilities	63,659,642

Preferred stock
Series A and B, $50,000/share liquidation preference; unlimited shares authorized, no shares issued and outstanding	-
Series S, $1,000/share liquidation preference; 1 share authorized, no shares issued and outstanding	-
Series Z, $500/share liquidation preference; 500 shares authorized, 312 shares issued and outstanding	156,000
Accumulated dividends on Series Z preferred shares	3,133
Total preferred stock	159,133
Net assets applicable to common shareholders	$170,084,971

Composition of net assets applicable to common shareholders
Common stock, $0.001 par value; unlimited shares authorized; 546,750.239 shares issued and outstanding	$547
Paid-in capital in excess of par	304,203,740
Accumulated net investment income	3,581,275
Accumulated net realized loss	(36,374,407)
Accumulated net unrealized depreciation	(101,323,051)
Accumulated dividends to preferred shareholders	(3,133)
Net assets applicable to common shareholders	$170,084,971

Common stock, NAV per share	$311.08

See accompanying notes.

3

Special Value Expansion Fund, LLC

(A Delaware Limited Liability Company)

Statement of Investments (Unaudited)

March 31, 2013

Showing Percentage of Total Cash and Investments of the Company

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments
Debt Investments (52.44%)
Bank Debt (42.56%) (1)
Aerospace Product and Parts Manufacturing (0.00%)
Hawker Beechcraft, Inc., Senior Secured Letters of Credit, LIBOR + 2%, due 3/26/14 (2)	$13,822	$7,671	-

Alumina and Aluminum Production and Processing (6.52%)
Revere Holdings, Inc., Unsecured Subordinated Note, 5% PIK, due 6/30/14 (2), (4)	$26,372,749	8,017,315	3.46%
Revere Industries, LLC, 1st Lien Rollover Term Loan, LIBOR + 6%, 3% LIBOR floor, due 6/30/13 (4)	$730,062	730,062	0.31%
Revere Industries, LLC, 2nd Lien Letter of Credit, 3%, due 6/30/13 (4), (8)	$-	-	-
Revere Industries, LLC, 2nd Lien Term Loan, Prime + 6.75% PIK, due 6/30/13 (4)	$6,384,192	6,384,192	2.75%
Total Alumina and Aluminum Production and Processing		15,131,569

Business Support Services (3.68%)
STG-Fairway Acquisitions, Inc., Senior Secured 2nd Lien Term Loan, LIBOR + 9.25%, 1.25% LIBOR Floor, due 8/28/19	$8,630,058	8,543,757	3.68%

Communications Equipment Manufacturing (3.68%)
Dialogic Corporation, Inc., Senior Secured Notes, 5% Cash + 5% PIK, due 3/31/15 (3)	$10,097,004	8,521,872	3.68%

Electronic Shopping and Mail-Order Houses (1.47%)
Shopzilla, Inc., Senior Secured 2nd Lien Term Loan, 13%, due 6/1/14	$3,384,160	3,402,773	1.47%

Iron and Steel Mills and Ferroalloy Manufacturing (2.04%)
Essar Steel Algoma, Inc., Senior Secured Term Loan, LIBOR + 7.5%, 1.25% LIBOR Floor, due 9/20/14	$4,633,123	4,731,577	2.04%

Management, Scientific, and Technical Consulting Services (3.01%)
Hill International, Inc., Senior Secured 2nd Lien Term Loan, 7.5%, due 10/17/16	$8,000,000	6,980,000	3.01%

Motion Picture and Video Industries (3.89%)
CORE Entertainment, Inc., Senior Secured 1st Lien Term Loan, 9%, due 6/21/17	$5,576,526	4,903,885	2.12%
CORE Entertainment, Inc., Senior Secured 2nd Lien Term Loan, 13.5%, due 6/21/18	$4,461,220	4,104,323	1.77%
Total Motion Picture and Video Industries		9,008,208

Other Financial Investment Activities (1.00%)
Marsico Capital Management, Senior Secured 1st Lien Term Loan, LIBOR + 5%, due 12/31/22	$6,498,475	2,323,205	1.00%

Plastics Product Manufacturing (7.42%)
TR Acquisition Holdings, LLC, Subordinated Promissory Note, 10% PIK, due 6/30/16 (4)	$11,934,175	6,056,594	2.61%
WinCup, Inc., 2nd Lien Term Loan C-2, LIBOR + 14.5% PIK, due 3/31/16 (4)	$10,378,677	10,378,677	4.49%
WinCup, Inc., Equipment Finance Loan, LIBOR + 14.5% PIK, due 3/31/16 (4)	$732,605	732,605	0.32%
Total Plastics Product Manufacturing		17,167,876

4

Special Value Expansion Fund, LLC

(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

March 31, 2013

Showing Percentage of Total Cash and Investments of the Company

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments
Debt Investments (continued)
Radio and Television Broadcasting (1.23%)
RMG Networks, Inc., Senior Secured 1st Lien Term Loan, 14%, due 4/10/15	$3,993,175	$2,845,137	1.23%

Scheduled Air Transportation (2.02%)
Aircraft Secured Mortgages - Aircraft Leased to United Air Lines, Inc.
N659UA, 12%, due 3/28/16 (3)	$2,044,253	2,287,804	0.99%
N661UA, 12%, due 5/4/16 (3)	$2,132,104	2,395,012	1.03%
Total Scheduled Air Transportation		4,682,816

Semiconductor and Other Electronic Component Manufacturing (4.88%)
Isola USA Corporation, 1st Lien Term Loan, LIBOR + 8%, 2% LIBOR Floor, due 9/30/15	$9,667,282	9,667,282	4.17%
Isola USA Corporation, Mezzanine Term Loan, 8% Cash + 8% PIK, due 3/29/16	$1,644,478	1,644,477	0.71%
Total Semiconductor and Other Electronic Component Manufacturing		11,311,759

Wired Telecommunications Carriers (1.72%)
Bulgaria Telecom Company AD, 1st Lien Facility 1A Term Loan, EURIBOR + 5.5%, due 11/9/17 - (Bulgaria) (5)	€743,089	876,155	0.38%
Globalive Wireless Management Corp., Senior Secured 1st Lien Term Loan, LIBOR + 10.9%, due 4/30/14 - (Canada)	$2,855,297	2,842,448	1.23%
Viva Telecom Bulgaria EAD, 1st Lien Facility 1B Term Loan, EURIBOR + 5.5%, due 11/9/17 - (Luxembourg) (5)	€223,373	263,372	0.11%
Total Wired Telecommunications Carriers		3,981,975

Total Bank Debt (Cost $124,517,855)		98,640,195

Other Corporate Debt Securities (9.88%)
Aerospace Product and Parts Manufacturing (0.12%)
Hawker Beechcraft, Inc., Senior Unsecured Notes, 8.5%, due 4/1/15 (2)	$1,564,000	179,547	0.08%
Hawker Beechcraft, Inc., Senior Unsecured Notes, 8.875%, due 4/1/15 (2)	$889,000	102,057	0.04%
Total Aerospace Product and Parts Manufacturing		281,604

Gaming Industries (2.74%)
Harrah's Operating Company, Inc., 2nd Priority Secured Notes, 10%, due 12/15/18	$9,210,000	6,362,172	2.74%

Home Furnishings Stores (0.08%)
Linens 'n Things, Senior Secured Notes, LIBOR + 5.625%, due 1/15/14 (2)	$2,782,000	185,003	0.08%

5

Special Value Expansion Fund, LLC

(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

March 31, 2013

Showing Percentage of Total Cash and Investments of the Company

			Percent of
	Principal Amount	Fair	Cash and
Investment	or Shares	Value	Investments
Debt Investments (continued)
Oil and Gas Extraction (3.11%)
Woodbine Holdings, LLC, Senior Secured Notes, 12%, due 5/15/16 (6)	$5,320,000	$5,738,950	2.48%
Woodbine Holdings, LLC, Unsecured Notes, 15% PIK, due 5/12/17	$1,433,690	1,433,690	0.63%
Total Oil and Gas Extraction		7,172,640

Plastics Product Manufacturing (0.00%)
Radnor Holdings, Senior Secured Tranche C Floating Rate Notes, LIBOR + 7.25%, due 9/15/09 (2), (6)	$6,973,000	7	-

Radio and Television Broadcasting (0.91%)
LBI Media, Inc., Senior Secured Notes, 9.25%, due 4/15/19 (6)	$2,260,000	2,107,450	0.91%

Specialty (except Psychiatric and Substance Abuse) Hospitals (2.92%)
Radiation Therapy Services, Inc., Senior Subordinated Notes, 9.875%, due 4/15/17	$10,789,000	6,797,070	2.92%

Total Other Corporate Debt Securities (Cost $36,144,039)		22,905,946

Total Debt Investments (Cost $160,661,894)		121,546,141

Equity Securities (25.12%)
Aerospace Product and Parts Manufacturing (0.21%)
Beech Holdings, LLC, Membership Units (2), (6)	75,910	483,926	0.21%

Alumina and Aluminum Production and Processing (0.33%)
Revere Holdings, Inc., Class A Common Shares (2), (4), (6)	910	-	-
Revere Holdings, Inc., Class B Common Shares (2), (4), (6)	2,060	-	-
Revere Leasing, LLC, Class A Units (2), (4), (6)	910	232,954	0.10%
Revere Leasing, LLC, Class B Units (2), (4), (6)	2,060	527,809	0.23%
Total Alumina and Aluminum Production and Processing		760,763

Basic Chemical Manufacturing (0.00%)
Hawkeye Renewables, LLC, Class C Units (2), (6)	156	-	-

Business Support Services (0.31%)
STG-Fairway Holdings, LLC, Class A Units (2), (6)	47,381	713,084	0.31%

Communications Equipment Manufacturing (8.74%)
Dialogic, Inc., Common Stock (2), (3), (6)	1,316,931	2,344,138	1.01%
Dialogic, Inc., Warrants to Purchase Common Stock (2), (3), (6)	498,516	282,285	0.12%
Gores I SF Luxembourg, S.àr.1., Company Ordinary Shares - (Luxembourg) (2), (3), (5), (6)	116,474	1,788,602	0.77%
Gores I SF Luxembourg, S.àr.1., Tracking Preferred Equity Certificates - (Luxembourg) (3), (5), (6)	11,530,912	15,828,361	6.84%
Total Communications Equipment Manufacturing		20,243,386

Data Processing, Hosting, and Related Services (1.00%)
GXS Holdings, Inc., Common Stock (2), (6)	490,407	49	-
GXS Holdings, Inc., Series A Preferred Stock (2), (6)	9,299	2,315,006	1.00%
Total Data Processing, Hosting, and Related Services		2,315,055

6

Special Value Expansion Fund, LLC

(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

March 31, 2013

Showing Percentage of Total Cash and Investments of the Company

			Percent of
		Fair	Cash and
Investment	Shares	Value	Investments
Equity Securities (continued)
Depository Credit Intermediation (0.12%)
Doral Financial Corporation, Common Stock (2)	401,799	$283,148	0.12%

Electric Power Generation, Transmission and Distribution (0.09%)
La Paloma Generating Company, Residual Bank Debt Claim (2), (6)	931,258	26,075	0.01%
Mach Gen, LLC, Common Units (2), (6)	9,740	194,800	0.08%
Total Electronic Power Generation, Transmission and Distribution		220,875

Electronic Shopping and Mail-Order Houses (0.21%)
Shop Holding, LLC, Class A Units (2), (6)	174,754	363,749	0.16%
Shop Holding, LLC, Warrants to Purchase Class A Units (2), (6)	116,502	125,986	0.05%
Total Electronic Shopping and Mail-Order Houses		489,735

Machine Shops; Turned Product; and Screw, Nut and Bolt Manufacturing (0.01%)
Precision Holdings, LLC, Class C Membership Interests (2), (6)	23	12,392	0.01%

Oil and Gas Extraction (1.13%)
Woodbine Intermediate Holdings, LLC, Membership Units (2), (3), (6)	121	2,593,498	1.13%

Other Amusement and Recreation Industries (0.00%)
Bally Total Fitness Holding Corporation, Common Stock (2), (6)	1,785	5,355	-
Bally Total Fitness Holding Corporation, Warrants (2), (6)	3,218	-	-
Total Other Amusement and Recreation Industries		5,355

Other Electrical Equipment and Component Manufacturing (0.78%)
EPMC HoldCo, LLC, Membership Units (3), (6)	854,400	1,811,328	0.78%

Other Financial Investment Activities (0.00%)
Marsico Holdings, LLC, Common Interest Units (2), (6)	99,430	5,469	-

Plastics Product Manufacturing (0.00%)
WinCup, Inc., Common Stock (2), (4), (6)	31,020,365	-	-

Radio and Television Broadcasting (0.00%)
Reach Media Group Holdings, Inc., Warrants to Purchase Common Stock (2), (6)	1,503,575	-	-
Reach Media Group Holdings, Inc., Warrants to Purchase Series A Preferred Stock (2), (6)	475,933	-	-
Reach Media Group Holdings, Inc., Warrants to Purchase Series B Preferred Stock (2), (6)	518,563	-	-
Reach Media Group Holdings, Inc., Warrants to Purchase Series C Preferred Stock (2), (6)	297,228	-	-
Total Radio and Television Broadcasting		-

Scheduled Air Transportation (1.47%)
Equipment Trusts - Aircraft Leased to United Air Lines, Inc.
United N659UA-767, LLC (N659UA) (3), (6)	198	1,724,643	0.74%
United N661UA-767, LLC (N661UA) (3), (6)	192	1,693,249	0.73%
Total Scheduled Air Transportation		3,417,892

Semiconductor and Other Electronic Component Manufacturing (0.89%)
TPG Hattrick Holdco, LLC, Common Units (2), (6)	1,934,209	2,069,604	0.89%

7

Special Value Expansion Fund, LLC

(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

March 31, 2013

Showing Percentage of Total Cash and Investments of the Company

			Percent of
	Principal Amount	Fair	Cash and
Investment	or Shares	Value	Investments
Equity Securities (continued)
Wired Telecommunications Carriers (9.83%)
Hawaiian Telcom Holdco, Inc., Common Stock (2)	77,590	$1,790,001	0.77%
Integra Telecom, Inc., Common Stock (2), (6)	4,777,651	18,924,985	8.17%
Integra Telecom, Inc., Warrants (2), (6)	1,300,529	-	-
V Telecom Investment S.C.A, Common Shares - (Luxembourg) (2), (5), (6)	897	2,073,870	0.89%
Total Wired Telecommunications Carriers		22,788,856

Total Equity Securities (Cost $118,084,972)		58,214,366

Total Investments (Cost $278,746,866) (7)		179,760,507

Cash and Cash Equivalents (22.44%)
Wells Fargo & Company, Overnight Repurchase Agreement, 0.10%, Collateralized by FHLB Discount Note	$10,000,000	10,000,000	4.31%
Union Bank of California, Commercial Paper, 0.10%, due 4/1/13	$10,000,000	10,000,000	4.31%
Cash Denominated in Foreign Currency	€167,481	214,643	0.09%
Cash Held on Account at Various Institutions	$31,807,536	31,807,536	13.73%
Total Cash and Cash Equivalents		52,022,179

Total Cash and Investments		$231,782,686	100.00%

Notes to Statement of Investments

(1)	Investments in bank debt generally are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933. Such transactions are generally subject to contractual restrictions, such as approval of the agent or borrower.

(2)	Non-income producing.

(3)	Non-controlled affiliate - as defined under the Investment Company Act of 1940 (ownership of between 5% and 25% of the outstanding voting securities of this issuer).

(4)	Controlled issuer - as defined under the Investment Company Act of 1940 (ownership of more than 25% of the outstanding voting securities of this issuer).

(5)	Principal amount denominated in euros. Amortized cost and fair value converted from euros to U.S. dollars (See Note 2).

(6)	Restricted security.

(7)	Includes investments with an aggregate fair value of $3,465,000 that have been segregated to collateralize certain unfunded commitments.

(8)	Unfunded commitment.

Aggregate purchases and aggregate sales of investments, other than government securities, totaled $25,596,272 and $74,426,889, respectively.

Aggregate purchases include investment assets received as payment in kind. Aggregate sales include principal paydowns on debt investments of the Company. The total value of restricted securities and bank debt as of March 31, 2013 was $162,627,818, or 70.30% of total cash and investments of the Company.

8

Special Value Expansion Fund, LLC

(A Delaware Limited Liability Company)

Statement of Operations (Unaudited)

Six Months Ended March 31, 2013

Investment income
Interest income:
Unaffiliated issuers	$7,357,840
Controlled companies	1,652,034
Other affiliates	748,789
Dividend income:
Other affiliates	7,168
Other income:
Unaffiliated issuers	288,588
Controlled companies	55,040
Other affiliates	293,574
Total investment income	10,403,033

Operating expenses
Management and advisory fees	1,198,267
Interest expense	887,016
Commitment fees	334,672
Legal fees, professional fees and due diligence expenses	115,373
Director fees	89,815
Custody fees	50,000
Insurance expense	36,285
Other operating expenses	148,653
Total operating expenses	2,860,081

Net investment income	7,542,952

Net realized and unrealized gain (loss)
Net realized loss from investments in unaffiliated issuers	(11,639,853)

Net change in unrealized appreciation/depreciation on:
Investments and foreign currency	4,229,558
Credit facility	683,574
Net change in unrealized appreciation/depreciation	4,913,132

Net realized and unrealized loss	(6,726,721)

Distributions to preferred shareholders	(12,480)
Net change in reserve for distributions to preferred shareholders	6,257

Net increase in net assets applicable to common shareholders resulting from operations	$810,008

See accompanying notes.

9

Special Value Expansion Fund, LLC

(A Delaware Limited Liability Company)

Statements of Changes in Net Assets

	Six Months Ended
	March 31,	Year Ended
	2013	September 30,
	(Unaudited)	2012

Net assets applicable to common shareholders, end of prior year	$195,674,963	$203,318,770

Net investment income	7,542,952	12,773,707
Net realized gain (loss)	(11,639,853)	3,205,422
Net change in unrealized depreciation	4,913,132	(8,410,422)
Distributions to preferred shareholders from:
Net investment income	(12,480)	(12,469)
Net change in reserve for distributions to preferred shareholders	6,257	(45)
Net increase in net assets applicable to common shareholders resulting from operations	810,008	7,556,193

Distributions to common shareholders from:
Net investment income	(6,400,000)	(15,200,000)
Returns of capital	(20,000,000)	-

Net assets applicable to common shareholders, end of period (including accumulated net investment income of $3,581,275 and $2,450,803, respectively)	$170,084,971	$195,674,963

See accompanying notes.

10

Special Value Expansion Fund, LLC

(A Delaware Limited Liability Company)

Statement of Cash Flows (Unaudited)

Six Months Ended March 31, 2013

Operating activities
Net increase in net assets applicable to common shareholders resulting from operations	$810,008
Adjustments to reconcile net increase in net assets applicable to common shareholders resulting from operations to net cash provided by operating activities:
Net realized loss	11,639,853
Net change in unrealized appreciation/depreciation on investments and credit facility	(5,035,489)
Net change in reserve for distributions to preferred shareholders	(6,257)
Accretion of original issue discount	(959,291)
Net amortization of market discount/premium	(206,965)
Interest and dividend income paid in kind	(3,607,144)
Changes in assets and liabilities:
Purchases of investments	(21,989,128)
Proceeds from sales, maturities and paydowns of investments	74,426,889
Decrease in accrued interest income - unaffiliated issuers	140,086
Decrease in accrued interest income - controlled companies	99,547
Decrease in accrued interest income - other affiliates	159,201
Decrease in other receivables	103,076
Increase in dividend receivable from affiliated issuer	(7,168)
Decrease in prepaid expenses and other assets	36,285
Decrease in payable for investments purchased	(4,266,483)
Decrease in management and advisory fees payable	(1,733)
Decrease in interest payable	(9,558)
Decrease in payable to the Investment Manager	(38,509)
Decrease in accrued expenses and other liabilities	(87,978)
Net cash provided by operating activities	51,211,722

Financing activities
Proceeds from draws on credit facility	101,266,000
Principal repayments on credit facility	(135,000,000)
Distributions paid to common shareholders	(26,400,000)
Distributions paid to preferred shareholders	(12,480)
Net cash used in financing activities	(60,146,480)

Net decrease in cash and cash equivalents	(8,934,758)
Cash and cash equivalents at beginning of period	60,956,937
Cash and cash equivalents at end of period	$52,022,179

Supplemental cash flow information
Interest payments	$896,574

See accompanying notes.

11

Special Value Expansion Fund, LLC

(A Delaware Limited Liability Company)

Notes to Financial Statements (Unaudited)

March 31, 2013

1.	Organization and Nature of Operations

Special Value Expansion Fund, LLC (the “Company”), a Delaware limited liability company, is registered as a nondiversified, closed-end management investment company under the Investment Company Act of 1940. The Company has elected to be treated as a regulated investment company (“RIC”) for U.S. federal income tax purposes. The Company will not be taxed on its income to the extent that it distributes such income each year and satisfies other applicable income tax requirements.

The Certificate of Formation of the Company was filed with the Delaware Secretary of State on August 12, 2004. Investment operations commenced and initial funding was received on September 1, 2004. The Company was formed to acquire a portfolio of investments consisting primarily of bank loans, distressed debt, stressed high yield debt, mezzanine investments and public equities. The stated objective of the Company is to generate current income as well as long-term capital appreciation using a leveraged capital structure. GMAM Investment Funds Trust II (“GMAM”) owns 99.5% of the Company’s common shares.

Tennenbaum Capital Partners, LLC serves as the investment manager of the Company (the “Investment Manager”). Company management consists of the Investment Manager and the board of directors of the Company (the “Board of Directors”). The Investment Manager directs and executes the day-to-day operations of the Company, subject to oversight from the Board of Directors, which sets the broad policies for the Company. The Board of Directors consists of three persons, two of whom are independent. If the Company has preferred shares outstanding, as it currently does, the holders of the preferred shares voting separately as a class will be entitled to elect two of the Company’s Directors. The remaining Director of the Company will be subject to election by holders of common shares and preferred shares voting together as a single class.

Company Structure

The Company was formed with an initial maximum capitalization of $600 million, consisting of $300 million of committed common equity, $200 million of preferred equity, and a $100 million credit facility. As of March 31, 2013, the Company’s debt facility and outstanding preferred equity have been reduced to $92 million under a senior secured revolving credit and term loan facility (the “Senior Facility” – Note 5), and $156,000 of Series Z Preferred Stock (Note 8). The contributed investor capital, preferred equity and the amount drawn under the Senior Facility are to be used to purchase Company investments and to pay certain fees and expenses of the Company. Most of the cash and investments of the Company are included in the collateral for the Senior Facility.

The Company will liquidate and distribute its assets and will be dissolved on September 1, 2014, subject to up to two one-year extensions if requested by the Investment Manager and approved by a majority of the Company’s equity interests.

12

Special Value Expansion Fund, LLC

(A Delaware Limited Liability Company)

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2013

2.	Summary of Significant Accounting Policies

Basis of Presentation

The financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). The following is a summary of the significant accounting policies of the Company.

Use of Estimates

The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements as well as the reported amounts of revenues and expenses during the reporting period. Although management believes these estimates and assumptions to be reasonable, actual results could differ from those estimates.

Investment Valuation

Management values investments held by the Company at fair value based upon the principles and methods of valuation set forth in policies adopted by the Company’s Board of Directors and in conformity with procedures set forth in the Senior Facility. Fair value is generally defined as the amount for which an investment would be sold in an orderly transaction between market participants at the measurement date.

All investments are valued at least quarterly based on affirmative pricing or quotations from independent third-party sources, with the exception of investments priced directly by the Investment Manager which together comprise, in total, less than 5% of the total capitalization of the Company. Investments listed on a recognized exchange or market quotation system, whether U.S. or foreign, are valued for financial reporting purposes as of the last business day of the reporting period using the closing price on the date of valuation. Liquid investments not listed on a recognized exchange or market quotation system are priced by a nationally recognized pricing service or by using quotations from broker-dealers. Investments not priced by a pricing service or for which market quotations are either not readily available or are determined to be unreliable are valued by independent valuation services or, for investments aggregating less than 5% of the total capitalization of the Company, by the Investment Manager.

Fair valuations of investments are determined under guidelines adopted by the Board of Directors, and are subject to their approval. Generally, to increase objectivity in valuing the Company’s investments, the Investment Manager will utilize external measures of value, such as public markets or third-party transactions, whenever possible. The Investment Manager’s valuation is not based on long-term work-out value, immediate liquidation value, or incremental value for potential changes that may take place in the future. The values assigned to investments that are valued by the Investment Manager are based on available information and do not necessarily represent amounts that might ultimately be realized, as these amounts depend on future circumstances and cannot reasonably be determined until the individual investments are actually liquidated. The foregoing policies apply to all investments, including those in companies and groups of affiliated companies aggregating more than 5% of the Company’s assets.

13

Special Value Expansion Fund, LLC

(A Delaware Limited Liability Company)

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2013

2.	Summary of Significant Accounting Policies (continued)

Fair valuations of investments in each asset class are determined using one or more methodologies including the market approach, income approach, or, in the case of recent investments, the cost approach, as appropriate. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets. The income approach uses valuation techniques to convert future amounts (for example, cash flows or earnings) to a single present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. In following these approaches, the types of factors that may be taken into account include, as relevant: available current market data, including relevant and applicable market trading and transaction comparables, applicable market yields and multiples, security covenants, call protection provisions, information rights, the nature and realizable value of any collateral, the portfolio company’s ability to make payments, its earnings and discounted cash flows, the markets in which the portfolio company does business, comparisons of financial ratios of peer companies that are public, M&A comparables, our principal market and enterprise values, among other factors.

Unobservable inputs used in the fair value measurement of the Company’s Level 3 investments as of March 31, 2013 included the following:

Asset Type	Fair Value	Valuation Technique	Unobservable Input	Range (Weighted Average)
Bank Debt	$93,900,947	Market rate approach	Market yields	5.5% - 17.0% (13.4%)
		Market quotations	Indicative bid/ask quotes	1 – 4 (1)
		Market comparable companies	Revenue multiples	0.5x – 0.5x (0.5x)
		Market comparable companies	EBITDA multiples	5.5x – 7.5x (6.0x)
Other
Corporate Debt	$1,715,302	Market quotations	Indicative bid/ask quotes	1 – 1 (1)
Equity	$50,719,655	Market rate approach	Market yields	7.0% - 13.0% (10.6%)
		Market quotations	Indicative bid/ask quotes	1 – 2 (1)
		Market comparable companies	Revenue multiples	0.4x – 0.5x (0.4x)
		Market comparable companies	EBITDA multiples	4.2x – 10.0x (6.7x)

Generally, a change in an unobservable input may result in a change to the value of an investment as follows:

Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Market yields	Decrease	Increase
Revenue multiples	Increase	Decrease
EBITDA multiples	Increase	Decrease

14

Special Value Expansion Fund, LLC

(A Delaware Limited Liability Company)

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2013

2.	Summary of Significant Accounting Policies (continued)

Investments of the Company may be categorized based on the types of inputs used in valuing such investments. The level in the GAAP valuation hierarchy in which an investment falls is based on the lowest level input that is significant to the valuation of the investment in its entirety. Transfers between levels are recognized as of the beginning of the reporting period.

At March 31, 2013, the investments of the Company were categorized as follows:

Level	Basis for Determining Fair Value	Bank Debt	Other Corporate Debt	Equity Securities
1	Quoted prices in active markets for identical assets	$-	$6,362,172	$4,417,287
2	Other observable market inputs*	4,739,248	14,828,472	3,077,424
3	Independent third-party pricing sources that employ significant unobservable inputs	93,170,885	-	47,600,015
3	Internal valuations with significant unobservable inputs	730,062	1,715,302	3,119,640
Total		$98,640,195	$22,905,946	$58,214,366

* E.g., quoted prices in inactive markets or quotes for comparable investments

Changes in investments categorized as Level 3 during the six months ended March 31, 2013 were as follows:

	Independent Third-Party Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$98,641,539	$286,631	$81,815,984
Net realized and unrealized gains (losses)	(6,103,024)	(286,631)	169,284
Acquisitions	21,040,900	-	2,643,269
Dispositions	(17,467,322)	-	(38,962,731)
Transfers out of Level 3†	(4,522,085)	-	-
Reclassifications within Level 3††	1,580,877	-	1,934,209
Ending balance	$93,170,885	$-	$47,600,015

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$(5,553,769)	$-	$(1,935,465)

† Comprised of one investment that transferred to Level 2 due to increased trading volumes.

†† Comprised of one bank debt and one equity investment that transferred from Investment Manager Valuation.

15

Special Value Expansion Fund, LLC

(A Delaware Limited Liability Company)

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2013

2.	Summary of Significant Accounting Policies (continued)

	Investment Manager Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$2,111,052	$29,984	$5,098,595
Net realized and unrealized gains (losses)	2,499	(157,153)	(18,242)
Acquisitions	197,388	1,539,609	-
Dispositions	-	(147,877)	(26,504)
Transfers into Level 3 #	-	450,739	-
Reclassifications within Level 3‡	(1,580,877)	-	(1,934,209)
Ending balance	$730,062	$1,715,302	$3,119,640

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$2,499	$(157,153)	$(18,242)

# Comprised of two investments that transferred to Level 3 due to reduced trading volumes.

‡ Comprised of one bank debt investment and one equity investment that transferred to Independent Third-Party Valuation.

Investment Transactions

The Company records investment transactions on the trade date, except for private transactions that have conditions to closing, which are recorded on the closing date. The cost of investments purchased is based upon the purchase price plus those professional fees which are specifically identifiable to the investment transaction. Realized gains and losses on investments are recorded based on the specific identification method, which typically allocates the highest cost inventory to the basis of the investments sold.

Cash and Cash Equivalents

Cash consists of amounts held in accounts with brokerage firms and the custodian bank. Cash equivalents consist of highly liquid investments with an original maturity of three months or less.

Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Company’s policy that its custodian take possession of the underlying collateral, the fair value of which is required to exceed the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Company may be delayed or limited.

16

Special Value Expansion Fund, LLC

(A Delaware Limited Liability Company)

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2013

2.	Summary of Significant Accounting Policies (continued)

Restricted Investments

The Company may invest without limitation in instruments that are subject to legal or contractual restrictions on resale. These investments generally may be resold to institutional investors in transactions exempt from registration or to the public if the securities are registered. Disposal of these investments may involve time-consuming negotiations and additional expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted investments is included at the end of the Statement of Investments. Restricted investments, including any restricted investments in affiliates, are valued in accordance with the investment valuation policies discussed above.

Foreign Investments

The Company may invest in instruments traded in foreign countries and denominated in foreign currencies. At March 31, 2013, the Company had foreign currency denominated investments with an aggregate fair value of approximately 11.6% of the Company’s total investments. Such positions were converted at the closing rate in effect at March 31, 2013 and reported in U.S. dollars. Purchases and sales of investments and income and expense items denominated in foreign currencies, when they occur, are translated into U.S. dollars on the respective dates of such transactions. Realized or unrealized gains and losses from investments resulting from changes in foreign exchange rates are included in the Statement of Operations with realized or unrealized gains and losses resulting from changes in the market prices of such investments.

Investments in foreign companies and securities of foreign governments may involve special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include, among other things, revaluation of currencies, less reliable information about issuers, different transactions clearance and settlement practices, and potential future adverse political and economic developments. Moreover, investments in foreign companies and securities of foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.

Derivatives

In order to mitigate certain currency exchange and interest rate risks associated with foreign currency denominated investments, the Company has entered into certain swap and forward exchange transactions. The Company also acquired or wrote certain commodity options to mitigate the effect of fluctuations in commodity prices on certain of the Company’s investments. The Company recognizes all derivatives as either assets or liabilities in the Statement of Assets and Liabilities. The transactions entered into are accounted for using the mark-to-market method with the resulting change in fair value recognized in earnings for the current period. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in interest rates, commodity prices, or the value of foreign currency relative to the U.S. dollar.

17

Special Value Expansion Fund, LLC

(A Delaware Limited Liability Company)

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2013

2.	Summary of Significant Accounting Policies (continued)

All gains and losses from derivative transactions during the six months ended March 31, 2013 were included in net realized and unrealized gain or loss on investments in the Statement of Operations as follows:

Instrument	Realized	Unrealized
Cross-currency basis swap	$-	$13,329
Crude oil options	(1,184,060)	1,137,140
Foreign currency forward exchange contract	7,890	-

Revenue Recognition

Interest and dividend income, including income paid in kind, is recorded on an accrual basis. Origination, structuring, closing, commitment and other upfront fees earned with respect to capital commitments are generally amortized or accreted into interest income over the life of the respective debt investment. Other fees, including certain amendment fees, prepayment fees and commitment fees on broken deals, are recognized as earned. Prepayment fees and similar income received upon the early repayment of a loan or debt security are included in interest income.

The majority of the Company’s high yield and distressed debt investments are purchased at a considerable discount to par as a result of the underlying credit risks and financial results of the issuer and by general market factors that influence the financial markets as a whole. GAAP generally requires that discounts on the acquisition of corporate (investment grade) bonds, municipal bonds and treasury bonds be amortized using the effective-interest or constant-yield method. However, GAAP also requires the Company to consider the collectability of interest when making accruals. Accordingly, when accounting for purchase discounts, the Company recognizes discount accretion income when it is probable that such amounts will be collected, generally at disposition. When the Company receives principal payments on a loan in an amount in excess of the loan’s amortized cost, it records the excess principal payments as interest income.

Income Taxes

In accordance with ASC Topic 740 – Income Taxes, the Company recognizes in its financial statements the effect of a tax position when it is determined that such position is more likely than not, based on the technical merits, to be sustained upon examination.

18

Special Value Expansion Fund, LLC

(A Delaware Limited Liability Company)

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2013

2.	Summary of Significant Accounting Policies (continued)

The Company intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all federal income taxes. Accordingly, no provision for income taxes is required in the financial statements. As of March 31, 2013, all tax years since October 1, 2009 remain subject to examination by federal tax authorities. No such examinations are currently pending.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Capital accounts within the financial statements are adjusted at year end for any permanent book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and will reverse in subsequent periods.

As of March 31, 2013, the tax basis components of distributable earnings (accumulated deficit), unrealized appreciation (depreciation) and cost of the investments (including derivatives) of the Company were as follows:

Unrealized appreciation	$20,816,868
Unrealized depreciation	(119,803,227)
Net unrealized depreciation	(98,986,359)

Cost of investments	$278,746,866

3.	Distributions and Performance Fees

As a performance fee, the Investment Manager receives an amount equal to 20% of distributions of net income and gain (gross of performance fees), after cumulative distributions to common shareholders have been made in an amount equal to a 12% annual weighted-average return on common shareholders’ undistributed contributed equity (the “Hurdle”). After the Hurdle is met, the Investment Manager also receives a catch-up payment until its cumulative performance fee payments equal 20% of cumulative income and gain distributions (gross of performance fees). Performance fees are accrued in a consistent manner, based on cumulative net income or loss and realized and unrealized gains or losses. As of March 31, 2013, the Hurdle exceeded the cumulative performance of the fund; accordingly, no liability for accrued but unpaid performance fees was recorded.

19

Special Value Expansion Fund, LLC

(A Delaware Limited Liability Company)

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2013

3.	Distributions and Performance Fees (continued)

Distributions paid to shareholders are generally based on the taxable earnings of the Company, which may differ from earnings for financial reporting purposes, and are recorded on the ex-dividend date. The timing of distributions is determined by the Board of Directors, which has provided the Investment Manager with certain criteria for such distributions. Any net long-term capital gains are distributed at least annually. As of March 31, 2013, the Company had declared $209,560,000 in distributions to common shareholders since inception.

The Series Z share dividend rate is fixed at 8% per annum.

4.	Management and Advisory Fees and Other Expenses

The Company incurs an annual management and advisory fee, payable to the Investment Manager monthly in arrears, equal to 0.60% of the sum of the total common shareholder commitments and the maximum commitment under the Senior Facility. In addition to the management fee, the Investment Manager is entitled to a performance fee as discussed in Note 3, above.

The Company pays all expenses incurred in connection with the business of the Company, including fees and expenses of outside contracted services, such as custodian, trustee, administrative, legal, audit and tax preparation fees, costs of valuing investments, insurance costs, brokers’ and finders’ fees relating to investments and any other transaction costs associated with the purchase and sale of investments of the Company.

5.	Senior Secured Revolving Credit Facility

The Company’s Senior Facility is comprised of a revolving credit facility of $90 million and a $2 million term loan. The Senior Facility matures on August 1, 2014, subject to extension by the lenders for one year at the request of the Company. Amounts borrowed under the amended Senior Facility bear interest at LIBOR or EURIBOR plus 3.5% per annum. The Company also incurs commitment fees at a rate of 1.25% per year on the undrawn portion of the amended Senior Facility. The weighted-average interest rate on outstanding borrowings at March 31, 2013 was 3.69%. The Senior Facility may be terminated, and any outstanding amounts thereunder may become due and payable, should the Company fail to satisfy certain financial or other covenants. As of March 31, 2013, the Company was in full compliance with such covenants.

20

Special Value Expansion Fund, LLC

(A Delaware Limited Liability Company)

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2013

5.	Senior Secured Revolving Credit Facility (continued)

The Company records the Senior Facility at fair value in order to more accurately reflect the impact of the current market environment on the Company’s financial position and results of operations as a whole. At March 31, 2013, the fair value of outstanding advances under the Senior Facility exceeded the principal amount by $1,778,368, as reflected in the Company’s statement of assets and liabilities. The fair value of the Senior Facility was determined by the Investment Manager using observable market inputs including LIBOR yield curves and quoted prices for similar issues, as well as certain unobservable inputs as needed, resulting in a Level 3 classification for the Senior Facility as a whole in the GAAP valuation hierarchy.

6.	Commitments, Concentration of Credit Risk and Off-Balance Sheet Risk

The Company conducts business with brokers and dealers that are primarily headquartered in New York and Los Angeles and are members of the major securities exchanges. Banking activities are conducted with a firm headquartered in the New York area.

In the normal course of business, the Company’s investment activities involve executions, settlement and financing of various investment transactions resulting in receivables from, and payables to, brokers, dealers, and the Company’s custodian. These activities may expose the Company to risk in the event such parties are unable to fulfill contractual obligations. Management does not anticipate any material losses from counterparties with whom it conducts business.

The Statement of Investments includes a letter of credit held by the Company with an unfunded balance of approximately $37,256 as of March 31, 2013. In August of 2008, the Company agreed to guarantee certain obligations of an affiliated portfolio company and certain of its affiliates up to an aggregate amount of approximately $1.5 million. This amount was increased to approximately $3 million in November of 2008. The guaranty may be terminated by the Company at any time subject to certain conditions. The Company expects the risk of loss from the guaranty to be remote.

Consistent with standard business practice, the Company enters into contracts that contain a variety of indemnifications, and is engaged from time to time in various legal actions. The Company’s maximum exposure under these arrangements and activities is unknown. However, the Company expects the risk of material loss to be remote.

21

Special Value Expansion Fund, LLC

(A Delaware Limited Liability Company)

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2013

7.	Related Parties

The Company, the Investment Manager, and their members and affiliates may be considered related parties. From time to time, the Investment Manager advances payments to third parties on behalf of the Company and receives reimbursement from the Company. At March 31, 2013, such reimbursable amounts totaled $43,083 as reflected in the Statement of Assets and Liabilities.

8.	Preferred Capital

Series A and B

Prior to the amendment of the Senior Facility on December 6, 2010, the Company had 953 shares of Series A and B preferred equity outstanding with a liquidation preference of $50,000 per share (plus an amount equal to accumulated but unpaid dividends upon liquidation). In connection with the Senior Facility amendment, the remaining outstanding shares were redeemed.

Series S

The Company had issued, at inception, one share of its Series S preferred shares to SVOF/MM, LLC, having a liquidation preference of $1,000 plus accumulated but unpaid dividends. SVOF/MM, LLC is controlled by the Investment Manager and owned substantially entirely by the Investment Manager and certain affiliates. In 2005, the Series S preferred share was retired and assumed the status of an authorized but unissued share. Prior to retirement, the Series S preferred shareholder was entitled to receive, as dividends, the amount of the performance allocation pursuant to Note 3, above, which is now payable to the Investment Manager as a performance fee which reduces operating income as reflected in the Statement of Operations. The retirement of the Series S preferred share had no impact on any shareholder other than the Series S preferred shareholder.

Series Z

The Company has 312 shares of Series Z preferred equity outstanding, each having a liquidation preference of $500 plus accumulated but unpaid dividends and paying dividends at an annual rate equal to 8% of the liquidation preference. The Series Z preferred shares are redeemable at any time at the option of the Company and may only be transferred with the consent of the Company.

22

Special Value Expansion Fund, LLC

(A Delaware Limited Liability Company)

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2013

9.	Financial Highlights

	Six Months
	Ended
	March 31, 2013	Year Ended September 30,
	(Unaudited)	2012	2011	2010	2009

Per Common Share:
Net asset value, end of prior year	$357.89	$371.87	$451.33	$426.24	$425.80
Adjustment for change in accounting principle credit facility fair valuation	-	-	-	-	28.14
Net asset value, beginning of year	357.89	371.87	451.33	426.24	453.94

Investment operations:
Net investment income	13.79	23.36	37.86	37.78	32.07
Net realized and unrealized gain (loss)	(12.30)	(9.52)	(76.01)	26.43	(90.82)
Gain on retirement of Series A and B preferred shares	-	-	-	-	53.14
Distributions to preferred shareholders from:
Net investment income	(0.02)	(0.02)	(0.89)	(2.90)	(3.37)
Realized gains	-	-	-	-	(0.74)
Net change in reserve for distributions to preferred shareholders	0.01	-	0.18	(0.01)	0.31
Total from investment operations	1.48	13.82	(38.86)	61.30	(9.41)

Distributions to common shareholders from:
Net investment income	(11.71)	(27.80)	(40.60)	(36.21)	(16.33)
Net realized gains	-	-	-	-	(1.96)
Returns of capital	(36.58)	-	-	-	-
Total distributions to common shareholders	(48.29)	(27.80)	(40.60)	(36.21)	(18.29)

Net asset value, end of year	$311.08	$357.89	$371.87	$451.33	$426.24

Return on invested assets (1), (5)	0.8%	6.0%	(5.3)%	14.1%	(1.8)%

Gross return to common shareholders (5)	0.5%	3.7%	(9.7)%	14.6%	(1.9)%
Adjustment for change in accounting principle - credit facility fair valuation	-	-	-	-	6.6%
Total return to common shareholders (2), (5)	0.5%	3.7%	(9.7)%	14.6%	4.7%

Ratios and Supplemental Data:
Ratios to average common equity: (3), (6)
Net investment income	8.0%	6.3%	8.6%	8.4%	8.0%
Expenses (before performance fees)	3.0%	3.2%	3.0%	2.6%	3.7%
Expenses (including performance fees)	3.0%	3.2%	3.0%	2.6%	3.7%

Ending net assets applicable to common shareholders	$170,084,971	$195,674,963	$203,318,770	$246,763,729	$233,046,459

23

Special Value Expansion Fund, LLC

(A Delaware Limited Liability Company)

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2013

9.	Financial Highlights (continued)

	Six Months Ended
	March 31, 2013	Year Ended September 30,
	(Unaudited)	2012	2011	2010	2009
Ratios and Supplemental Data (continued):
Portfolio turnover rate (6)	11.49%	17.7%	33.6%	21.9%	19.8%
Weighted-average debt outstanding (par)	$46,638,772	$54,132,373	$71,115,068	$42,200,000	$81,078,082
Weighted-average interest rate	3.8%	3.9%	3.7%	2.7%	3.0%
Weighted-average number of shares	546,750	546,750	546,750	546,750	546,750
Average debt per share	$85.30	$99.01	$130.07	$77.18	$148.29

Annualized Inception-to-Date Performance Data as of March 31, 2013:
Return on invested assets (1)		8.8%
Internal rate of return (4)		4.7%

Notes to Financial Highlights:

(1)	Return on invested assets is a time-weighted, geometrically linked rate of return and excludes cash and cash equivalents.

(2)	Returns (net of dividends to preferred shareholders and fund expenses, including financing costs and management and performance fees) calculated on a monthly geometrically linked, time-weighted basis.

(3)	These ratios included interest expense but do not reflect the effect of dividend payments to preferred shareholders.

(4)	Net of dividends to preferred shareholders and fund expenses, including financing costs and management and performance fees. Internal rate of return (“IRR”) is the imputed annual return over an investment period and, mathematically, is the rate of return at which the discounted cash flows equal the initial cash outlays. The internal rate of return presented assumes liquidation of the fund at net asset value as of the balance sheet date.

(5)	Not annualized for periods of less than one year.

(6)	Annualized for periods of less than one year, except for performance fees.

24

Special Value Expansion Fund, LLC

(A Delaware Limited Liability Company)

Schedule of Changes in Investments in Affiliates (Unaudited) (1)

Six Months Ended March 31, 2013

Investment	Value, Beginning of Period	Acquisitions	Dispositions	Value, End of Period
Dialogic Corporation, Inc., Senior Secured Notes, 5% Cash + 5% PIK, due 3/31/15	$7,946,840	$528,996	$-	$8,521,872
Dialogic, Inc., Common Stock	2,815,405	-	-	2,344,138
Dialogic, Inc., Warrants to Purchase Common Stock	682,621	-	-	282,285
EPMC HoldCo, LLC, Membership Units	2,537,568	-	(830,648)	1,811,328
Gores I SF Luxembourg, S.àr.1., Company Ordinary Shares	3,120,705	-	-	1,788,602
Gores I SF Luxembourg, S.àr.1., Tracking Preferred Equity Certificates	15,882,703	-	-	15,828,361
Online Resources Corporation, Common Stock	1,610,196	-	(2,115,787)	-
Online Resources Corporation, Series A-1 Convertible Preferred Stock	35,853,117	-	(37,735,966)	-
Revere Holdings, Inc., Class A Common Shares	-	-	-	-
Revere Holdings, Inc., Class B Common Shares	-	-	-	-
Revere Holdings, Inc., Unsecured Subordinated Note, 5% PIK, due 6/30/14	10,338,117	-	-	8,017,315
Revere Industries, LLC, 1st Lien Rollover Term Loan, LIBOR + 6%, 3% LIBOR floor, due 6/30/13	530,175	-	-	730,062
Revere Industries, LLC, 2nd Lien Letter of Credit, 3%, due 6/30/13	-	-	-	-
Revere Industries, LLC, 2nd Lien Term Loan, Prime + 6.75% PIK, due 6/30/13	5,120,386	325,431	-	6,384,192
Revere Leasing, LLC, Class A Units	239,800	-	(6,845)	232,954
Revere Leasing, LLC, Class B Units	543,320	-	(15,495)	527,809
TR Acquisition Holdings, LLC, Subordinated Promissory Note, 10% PIK, due 6/30/16	6,698,254	581,202	-	6,056,594
N659UA Aircraft Secured Mortgage, 12%, due 3/28/16	2,602,429	-	(277,272)	2,287,804
N661UA Aircraft Secured Mortgage, 12%, due 5/4/16	2,725,136	-	(268,897)	2,395,012
N659UA Equipment Trust Beneficial Interests	1,685,168	277,272	(198,820)	1,724,643
N661UA Equipment Trust Beneficial Interests	1,678,868	268,897	(195,378)	1,693,249
WinCup, Inc., Common Stock	-	-	-	-
WinCup, Inc., 2nd Lien Term Loan C-2, LIBOR + 14.5% PIK, due 3/31/16	9,259,790	1,118,887	-	10,378,677
WinCup, Inc., Equipment Finance Loan, LIBOR + 14.5% PIK, due 3/31/16	316,758	415,847	-	732,605
Woodbine Intermediate Holdings, LLC, Membership Units	2,307,548	-	-	2,593,498

Note to Schedule of Changes in Investments in Affiliates:

(1) The issuers of the investments listed on this schedule are considered affiliates under the Investment Company Act of 1940 due to the ownership by the Company of 5% or more of the issuer's voting securities.

25

Special Value Expansion Fund, LLC

(A Delaware Limited Liability Company)

Schedule of Restricted Securities of Unaffiliated Issuers (Unaudited)

Six Months Ended March 31, 2013

Investment	Acquisition Date	Cost

Bally Total Fitness Holding Corporation, Common Stock	4/30/10	$13,312,308
Bally Total Fitness Holding Corporation, Warrants	4/30/10	-
Beech Holdings, LLC, Membership Units	3/1/13	705,640
GXS Holdings, Inc., Common Stock	3/28/08	681,620
GXS Holdings, Inc., Series A Preferred Stock	3/28/08	27,265
Hawkeye Renewables, LLC, Class C Units	6/18/10	1,135,800
Integra Telecom, Inc., Common Stock	11/19/09	31,056,377
Integra Telecom, Inc., Warrants	11/19/09	72,344
La Paloma Generating Company, Residual Bank Debt Claim	2/2/05	1,067,689
LBI Media, Inc., Senior Secured Notes, 9.25%, due 4/15/19	Various 2012	1,933,800
Mach Gen, LLC, Common Units	Var. 2005 & 2008	4,628,644
Marsico Holdings, LLC, Common Interest Units	9/10/12	103,385
Precision Holdings, LLC, Class C Membership Interests	9/30/10	962
Radnor Holdings, Senior Secured Tranche C Floating Rate Notes, LIBOR + 7.25%, due 9/15/09	4/4/06	6,546,726
Reach Media Group Holdings, Inc., Warrants to Purchase Common Stock	4/11/11	49,194
Reach Media Group Holdings, Inc., Warrants to Purchase Series A Preferred Stock	4/11/11	64,521
Reach Media Group Holdings, Inc., Warrants to Purchase Series B Preferred Stock	4/11/11	315,267
Reach Media Group Holdings, Inc., Warrants to Purchase Series C Preferred Stock	4/11/11	62,961
Shop Holding, LLC, Class A Units	6/2/11	164,961
Shop Holding, LLC, Warrants to Purchase Class A Units	6/2/11	-
STG-Fairway Holdings, LLC, Class A Units	12/30/10	648,485
TPG Hattrick Holdco, LLC, Common Units	4/21/06 & 9/30/10	2,074,960
V Telecom Investment S.C.A, Common Shares	11/9/12	2,095,182
Woodbine Holdings, LLC, Senior Secured Notes, 12%, due 5/15/16	5/25/11	4,461,089

26

ITEM 2.           CODE OF ETHICS.

Not applicable for filing of Semiannual Reports to Shareholders.

ITEM 3.           AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for filing of Semiannual Reports to Shareholders.

ITEM 4.           PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for filing of Semiannual Reports to Shareholders.

ITEM 5.           AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.           SCHEDULE OF INVESTMENTS

(a) Included in Semiannual Shareholder Report in Item 1.

(b) Not applicable.

ITEM 7.           DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for filing of Semiannual Reports to Shareholders.

ITEM 8.           PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

(a) Not applicable for filing of Semiannual Reports to Shareholders.

(b) None.

ITEM 9.           PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None.

ITEM 10.          SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.          CONTROLS AND PROCEDURES.

(a)       The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b)       There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.          EXHIBITS.

(a)       (1)         Not applicable for filing of Semiannual Reports to Shareholders.

(a)       (2)         Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)       (3)         Not applicable.

(b)       Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Value Expansion Fund, LLC

By:	/s/ Mark K. Holdsworth
Name:	Mark K. Holdsworth
Title:	Chief Executive Officer
Date:	June 10, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Mark K. Holdsworth
Name:	Mark K. Holdsworth
Title:	Chief Executive Officer
Date	June 10, 2013

By:	/s/ Paul L. Davis
Name:	Paul L. Davis
Title:	Chief Financial Officer
Date:	June 10, 2013